MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 1

Loan Count:	1
Fields Reviewed	Discrepancies	Percentage
No Discrepancies	0	0.00%

Report Pulled:	5/28/2025
Loan Count:	1
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data